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USAA MUTUAL FUNDS TRUST

Aggressive Growth Fund Shares (USAUX)	Science & Technology Fund Shares (USSCX)
Aggressive Growth Fund Institutional Shares (UIAGX)	Science & Technology Fund Adviser Shares (USTCX)
Growth Fund Shares (USAAX)	First Start Growth Fund (UFSGX)
Growth Fund Institutional Shares (UIGRX)	Intermediate-Term Bond Fund Shares (USIBX)
Growth & Income Fund Shares (USGRX)	Intermediate-Term Bond Fund Institutional Shares (UIITX)
Growth & Income Adviser Shares (USGIX)	Intermediate-Term Bond Fund Adviser Shares (UITBX)
Income Stock Fund Shares (USISX)	High Income Fund Shares (USHYX)
Income Stock Fund Institutional Shares (UIISX)	High Income Fund Institutional Shares (UIHIX)
Income Fund Shares (USAIX)	High Income Fund Adviser Shares (UHYOX)
Income Fund Institutional Shares (UIINX)	Small Cap Stock Fund Shares (USCAX)
Income Fund Adviser Shares (UINCX)	Small Cap Stock Fund Institutional Shares (UISCX)
Short-Term Bond Fund Shares (USSBX)	Capital Growth Fund (USCGX)
Short-Term Bond Fund Institutional Shares(UISBX)	Value Fund Shares (UVALX)
Short-Term Bond Fund Adviser Shares (UASBX)	Value Fund Institutional Shares (UIVAX)
Money Market Fund (USAXX)	Value Fund Adviser Shares (UAVAX)

SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2013

Effective April 30, 2014, Dawn M. Hawley was appointed as an Independent Trustee to the USAA Mutual Funds Trust Board of Trustees. The following information is hereby added on page 41 of the Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Independent Trustees
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52

Ms. Hawley also is a member of the Audit, Pricing and Investment, and Corporate Governance Committees. She currently holds no positions in any of the USAA Funds.

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Growth and Tax Strategy Fund (USBLX)	World Growth Fund Shares (USAWX)
Precious Metals and Minerals Fund Shares (USAGX)	World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Institutional Class (UIPMX)	Government Securities Fund Shares (USGNX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	Government Securities Fund Adviser Shares (UAGNX)
Emerging Markets Fund Shares (USEMX)	Treasury Money Market Trust (UATXX)
Emerging Markets Fund Institutional Class (UIEMX)	International Fund Shares (USIFX)
Emerging Markets Fund Adviser Shares (UAEMX)	International Fund Institutional Class (UIIFX)
Cornerstone Conservative Fund (USCCX)	International Fund Adviser Shares (UAIFX)
Cornerstone Moderately Conservative Fund (UCMCX)	Managed Allocation Fund (UMAFX)
Cornerstone Moderate Fund (USBSX)	Cornerstone Aggressive Fund (UCAGX)
Cornerstone Moderately Aggressive Fund (USCRX)	Cornerstone Equity Fund (UCEQX)

SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2013

Effective April 30, 2014, Dawn M. Hawley was appointed as an Independent Trustee to the USAA Mutual Funds Trust Board of Trustees. The following information is hereby added on page 42 of the Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Independent Trustees
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52

Ms. Hawley also is a member of the Audit, Pricing and Investment, and Corporate Governance Committees. She currently holds no positions in any of the USAA Funds.

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Tax Exempt Long-Term Fund Shares (USTEX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)
Tax Exempt Intermediate-Term Fund Shares (USATX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)
Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Money Market Fund Shares (USEXX)

SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

Effective April 30, 2014, Dawn M. Hawley was appointed as an Independent Trustee to the USAA Mutual Funds Trust Board of Trustees. The following information is hereby added on page 24 of the Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Independent Trustees
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52

Ms. Hawley also is a member of the Audit, Pricing and Investment, and Corporate Governance Committees. She currently holds no positions in any of the USAA Funds.

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California Bond Fund Shares (USCBX)
California Bond Fund Adviser Shares (UXABX)
California Money Market Fund (UCAXX)

SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

Effective April 30, 2014, Dawn M. Hawley was appointed as an Independent Trustee to the USAA Mutual Funds Trust Board of Trustees. The following information is hereby added on page 29 of the Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Independent Trustees
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52

Ms. Hawley also is a member of the Audit, Pricing and Investment, and Corporate Governance Committees. She currently holds no positions in any of the USAA Funds.

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New York Bond Fund Shares (USNYX)
New York Bond Fund Adviser Shares (UNYBX)
New York Money Market Fund (UNYXX)

SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

Effective April 30, 2014, Dawn M. Hawley was appointed as an Independent Trustee to the USAA Mutual Funds Trust Board of Trustees. The following information is hereby added on page 24 of the Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Independent Trustees
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52

Ms. Hawley also is a member of the Audit, Pricing and Investment, and Corporate Governance Committees. She currently holds no positions in any of the USAA Funds.

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Virginia Bond Fund Shares (USVAX)
Virginia Bond Fund Adviser Shares (UVABX)
Virginia Money Market Fund (UVAXX)

SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

Effective April 30, 2014, Dawn M. Hawley was appointed as an Independent Trustee to the USAA Mutual Funds Trust Board of Trustees. The following information is hereby added on page 26 of the Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Independent Trustees
Dawn M. Hawley (February 1954)	Trustee	Trustee since April 2014	Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.	52

Ms. Hawley also is a member of the Audit, Pricing and Investment, and Corporate Governance Committees. She currently holds no positions in any of the USAA Funds.

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Extended Market Index Fund (USMIX)

[Missing Graphic Reference]
SUPPLEMENT DATED JUNE 5, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2014

The following information, which was inadvertently left out, is hereby added on page 33 of the Statement of Additional Information directly above the biographical information relating to Trustee, Dawn M. Hawley.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years, Other Directorships Held and Experience	Number of Funds Overseen or to Be Overseen by Trustee**
Jefferson C. Boyce (September 1957)	Trustee	Trustee since September 2013	Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.	52

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